12. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Commitments And Contingencies Details Narrative
Operating Leases, Rent Expense	$ 510	$ 713	$ 998	$ 1,481